Fixed assets - Other intangible assets - Telecommunication licenses - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 2,678	€ 2,842	€ 2,935
Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 1,060	€ 926	€ 969